Film Related Obligations - Summary of Forth Future Annual Repayment (Detail) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	$ 1,617.8
Year Ended March 31, 2027	38.6
Year Ended March 31, 2028	333.8
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	1,990.2
Less unamortized issuance costs	(7.1)
Total film related obligations, net	1,983.1
LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	1,708.7
Year Ended March 31, 2027	38.6
Year Ended March 31, 2028	333.8
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	2,081.1
Less unamortized issuance costs	(7.3)
Total film related obligations, net	2,073.8	$ 1,938.0
Production Loans
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	1,395.4
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	0.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	1,395.4
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	1,395.4
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	0.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	1,395.4
Production Tax Credit Facility [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	0.0
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	280.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	280.0
Production Tax Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	0.0
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	280.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	280.0
Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	90.9
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	0.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	90.9
Backlog Facility and Other [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	185.1
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	53.8
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	238.9
Backlog Facility and Other [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	185.1
Year Ended March 31, 2027	0.0
Year Ended March 31, 2028	53.8
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	238.9
Credit Facility [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	37.3
Year Ended March 31, 2027	38.6
Year Ended March 31, 2028	0.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	75.9
Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2026	37.3
Year Ended March 31, 2027	38.6
Year Ended March 31, 2028	0.0
Year Ended March 31, 2029	0.0
Year Ended March 31, 2030	0.0
Thereafter	0.0
Total	$ 75.9